Note 15 - Stockholders' Equity (deficit) (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Debt Conversions

Date	Note Holder	Price	Shares Issued	Amount Converted

04/29/2016	Blackbridge Capital	$ 1.38	16,667	$ 25,000.00
05/03/2016	EMA Financial LLC	1.50	3,500	5,250.00
05/19/2016	Blackbridge Capital, LLC	0.02	6,061	(1)
05/27/2016	Blackbridge Capital, LLC	0.02	102,273	(1)
05/27/2016	EMA Financial LLC	0.12	50,000	5,500.00
06/03/2016	Black Forest Capital. LLC	0.20	50,000	10,000.00
06/06/2016	Auctus Fund, LLC	0.22	54,703	12,034.30
06/08/2016	Blackbridge Capital, LLC	0.08	100,000	10,000.00
06/08/2016	EMA Financial LLC	0.06	63,630	3,744.63
06/09/2016	EMA Financial LLC	0.04	74,330	2,861.69
06/09/2016	Tangiers Investment Group, LLC	0.08	135,065	10,400.00
06/10/2016	Auctus Fund	0.08	53,370	4,109.67
06/10/2016	Black Forest Capital. LLC	0.06	71,429	5,000.00
06/10/2016	Blackbridge Capital, LLC	0.06	142,857	10,000.00
06/13/2016	EMA Financial LLC	0.02	100,331	2,207.27
06/14/2016	Blackbridge Capital, LLC	0.02	81,818	(2)
06/14/2016	Tangiers Investment Group, LLC	0.06	184,298	11,150.00
06/15/2016	Black Forest Capital. LLC	0.06	90,909	5,000.00
06/16/2016	Tangiers Investment Group, LLC	0.04	55,632	2,509.00
06/17/2016	Black Forest Capital. LLC	0.04	122,500	5,022.50
06/17/2016	Blackbridge Capital, LLC	0.02	101,045	(3)
06/20/2016	Adar Bays LLC	0.04	107,692	4,415.39
06/20/2016	Blackbridge Capital, LLC	0.02	62,084	(2)
06/21/2016	Black Forest Capital. LLC	0.04	122,500	5,022.50
06/22/2016	Black Forest Capital. LLC	0.04	135,000	5,535.00
06/27/2016	Blackbridge Capital, LLC	0.04	12,195	500.00
07/08/2016	Adar Bays LLC	0.04	75,000	3,075.00
07/15/2016	Kodiak Capital Group LLC	0.02	158,183	3,717.00
10/07/2016	Kodiak Capital Group LLC	0.007	163,044	1,222.82
10/17/2016	Auctus Fund LLC	0.000	166,039	2,374.35
10/18/2016	EMA Financial LLC	0.005	179,800	934.60
10/19/2016	Black Forest Capital, LLC	0.013	174,000	2,262.00
10/20/2016	Black Forest Capital, LLC	0.013	190,770	2,480.00
10/21/2016	Black Forest Capital, LLC	0.013	210,000	2,730.00
10/21/2016	Auctus Fund LLC	0.014	174,170	2,490.63
10/21/2016	EMA Financial LLC	0.005	216,450	1,125.54
10/24/2016	Microcap Equity Group LLC	0.013	174,153	2,264.00
10/24/2016	Black Forest Capital, LLC	0.013	239,000	3,107.00
10/24/2016	Microcap Equity Group LLC	0.013	239,230	3,110.00
10/25/2016	Auctus Fund LLC	0.010	239,600	2,491.84
10/26/2016	Colonial Stock Transfer	0.012	205,128	2,400.00
10/26/2016	Black Forest Capital, LLC	0.013	259,000	3,367.00
10/26/2016	Microcap Equity Group LLC	0.013	260,153	3,382.00
10/27/2016	Adar Bays LLC	0.020	250,000	5,000.00
10/27/2016	Auctus Fund LLC	0.010	284,100	2,954.64
10/27/2016	EMA Financial LLC	0.005	293,300	1,525.16
10/27/2016	Microcap Equity Group LLC	0.013	260,153	3,382.00
10/31/2016	Black Forest Capital, LLC	0.013	311,285	4,000.00
10/31/2016	Adar Bays LLC	0.012	342,412	4,400.00
10/31/2016	Microcap Equity Group LLC	0.012	373,913	4,300.00
10/31/2016	Kodiak Capital Group LLC	0.000	171,000	64.12
10/31/2016	EMA Financial LLC	0.005	429,213	1,974.38
11/01/2016	Auctus Fund LLC	0.009	374,500	3,445.40
11/01/2016	Adar Bays LLC	0.011	373,913	4,300.00
11/01/2016	Microcap Equity Group LLC	0.012	414,956	4,772.00
11/02/2016	Adar Bays LLC	0.011	469,565	5,400.00
11/02/2016	EMA Financial LLC	0.004	530,500	2,153.83
11/03/2016	Black Forest Capital, LLC	0.011	370,000	3,977.50
11/03/2016	Auctus Fund LLC	0.008	374,500	3,040.94
11/03/2016	Tangiers Investment Group LLC	0.0091	1,028,681	9,397.00
11/04/2016	Microcap Equity Group LLC	0.010	512,315	5,200.00
11/04/2016	Kodiak Capital Group LLC	0.000	824,694	309.26
11/04/2016	Tangiers Investment Group, LLC	0.005	1,381,761	6,591.00
11/07/2016	Adar Bays LLC	0.010	465,116	5,000.00
11/07/2016	Adar Bays LLC	0.005	462,264	2,450.00
11/07/2016	Adar Bays LLC	0.003	664,528	3,522.00
11/08/2016	Microcap Equity Group LLC	0.000	497,767	(1)
11/08/2016	Black Forest Capital, LLC	0.003	690,000	3,657.10
11/08/2016	Adar Bays LLC	0.0053	274,151	1,203.00
11/08/2016	EMA Financial LLC	0.002	895,500	1,898.46
11/09/2016	Auctus Fund LLC	0.005	867,000	4022.88
11/09/2016	Tangiers Investment Group LLC	0.0048	1,736,268	8,282.00
11/09/2016	Adar Bays LLC	0.005	513,585	2,722.00
11/09/2106	Black Forest Capital, LLC	0.005	301,436	1,597.61
11/10/2016	Microcap Equity Group LLC	0.0053	866,037	4,590.00
11/10/2016	Adar Bays LLC	0.0053	1,028,113	5,449.00
11/11/2016	Black Forest Capital, LLC	0.0029	930,000	2,650.50
11/11/2016	Microcap Equity Group LLC	0.0028	744,489	2,121.79
11/11/2016	Tangiers Investment Group LLC	0.0026	2,502,534	6,419.00
11/14/2016	EMA Financial LLC	0.001	2,752,000	2,752.00
11/14/2016	Adar Bays LLC	0.0029	1,198,596	3,416.00
11/15/2016	Auctus Fund LLC	0.0017	1,450,000	2,436.00
11/15/2016	Black Forest Capital LLC	0.0021	1,450,000	3,045.00
11/15/2016	Adar Bays LLC	0.0021	1,458,452	3,062.75
11/21/2016	Black Forest Capital LLC	0.0015	1,870,000	2,805.00
11/22/2016	Tangiers Investment Group LLC	0.0013	3,749,630	5,062.00
11/22/2016	Microcap Equity Group LLC	0.0015	1,333,333	2,000.00
11/23/2016	EMA Financial LLC	0.001	4,888,000	4,888.00
11/23/2016	Black Forest Capital LLC	0.0015	1,950,000	2,925.00
11/23/2016	Adar Bays LLC	0.0014	1,873,074	2,528.65
11/28/2016	Adar Bays LLC	0.0014	2,220,000	2,997.00
11/28/2016	Black Forest Capital LLC	0.0013	1,950,000	2,437.50
11/29/2016	Tangiers Investment Group LLC	0.0011	5,314,667	5,979.00
11/29/2016	EMA Financial LLC	0.0005	6,089,500	6,089.50
11/29/2016	Adar Bays LLC	0.0011	2,654,222	2,986.00
11/29/2016	Adar Bays LLC	0.0011	2,862,222	3,220.00
11/30/2016	Black Forest Capital LLC	0.0013	2,640,000	3,300.00
11/30/2016	Adar Bays LLC	0.0011	3,706,667	4,170.00
12/01/2016	Black Forest Capital LLC	0.0013	3,103,992	3,900.48
12/01/2016	Adar Bays LLC	0.0011	3,642,978	4,098.35
12/01/2016	Auctus Fund LLC	0.0010	3,564,000	3,564.00
12/05/2016	EMA Financial LLC	0.0010	9,993,000	9,993.00
12/05/2016	Black Forest Capital LLC	0.0011	4,500,000	4,950.00
12/05/2016	Adar Bays LLC	0.0011	3,641,755	4,005.93
12/05/2016	Microcap Equity Group LLC	0.0011	3,636,363	4,000.00
12/05/2016	Tangiers Investment Group LLC	0.0010	9,085,859	8,995.00
12/07/2016	Auctus Fund LLC	0.0009	3,564,000	3,136.32
12/07/2016	EMA Financial LLC	0.001	13,380,000	13,380.00
12/07/2016	Black Forest Capital LLC	0.0011	6,000,000	6,600.00
12/09/2016	Black Forest Capital LLC	0.0011	7,000,000	7,700.00
12/12/2016	Auctus Fund LLC	0.0016	4,535,000	3,990.80
12/13/2016	Black Forest Capital LLC	0.0011	7,100,000	7,810.00
12/13/2016	Auctus Fund LLC	0.0008	7,790,000	6,543.60
12/14/2016	EMA Financial LLC	0.0004	10,940,250	10,940.25
12/15/2016	Black Forest Capital LLC	0.0008	8,500,000	6,800.00
12/16/2016	Auctus Fund LLC	0.0006	8,241,688	5,274.68
12/19/2016	Microcap Equity Group LLC	0.0008	7,500,000	6,000.00
12/20/2016	Black Forest Capital LLC	0.0008	8,487,500	6,790.00
12/21/2016	Adar Bays LLC	0.0008	8,750,000	7,000.00
12/21/2016	EMA Financial LLC	0.001	10,632,000	10,632.00
12/22/2016	Black Forest Capital LLC	0.0008	7,800,000	6,240.00
12/27/2016	EMA Financial LLCs	0.001	12,470,000	12,470.00
12/27/2016	Adar Bays LLC	0.0016	11,677,419	9,050.00
12/28/2016	Microcap Equity Group LLC	0.0008	9,333,333	7,000.00
12/28/2016	Adar Bays LLC	0.0008	12,076,129	9,359.00
12/28/2016	Adar Bays LLC	0.0008	13,281,290	10,293.00
12/28/2016	Black Forest Capital LLC	0.0008	7,452,710	5,775.85
12/28/2016	EMA Financial LLC	0.001	13,714,000	13,714.00
12/29/2016	Adar Bays LLC	0.008	16,069,355	12,453.75
12/30/2016	Adar Bays LLC	0.008	16,000,000	12,000.00
			353,106,142

_______________

(1)   Additional shares issued for the April 29, 2016, conversion.

(2)   Additional shares issued for the June 8, 2016, conversion.

(3)   Additional shares issued for the June 10, 2016, conversion.